UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-2671

DWS Municipal Trust

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 05/31

Date of reporting period: 08/31/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of August 31, 2008 (Unaudited)

DWS Strategic High Yield Tax Free Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 93.3%
Alabama 0.7%
Camden, AL, Industrial Development Board Revenue, Weyerhaeuser, Series A, Prerefunded, 6.125%, 12/1/2024	1,000,000	1,136,160
Huntsville, AL, Hospital & Healthcare Revenue, Health Care Authority, Series A, Prerefunded, 5.75%, 6/1/2031	3,700,000	4,049,021
Montgomery, AL, Medical Clinic Board, Health Care Facility Revenue, Jackson Hospital & Clinic, 5.25%, 3/1/2036	2,000,000	1,796,700
Sylacauga, AL, Health Care Authority Revenue, Coosa Valley Medical Center, Series A, 6.0%, 8/1/2035	2,000,000	1,773,240

		8,755,121

Arizona 1.2%
Arizona, Salt Verde Financial Corp., Gas Revenue, 5.25%, 12/1/2025	4,000,000	3,736,920
Phoenix, AZ, Civic Improvement Corp., Airport Revenue:
Series A, 5.0%, 7/1/2022	3,570,000	3,696,057
Series A, 5.0%, 7/1/2023	2,540,000	2,617,495
Pima County, AZ, Industrial Development Revenue, Tucson Electric Power, Series A, 6.375%, 9/1/2029	5,000,000	4,837,300

		14,887,772
California 8.9%
California, Morongo Band of Mission Indians, Enterprise Casino Revenue, Series B, 144A, 6.5%, 3/1/2028	5,000,000	4,867,100
California, Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2020	4,000,000	4,242,160
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	35,015,000	27,794,207
Series B, Prerefunded, 5.625%, 6/1/2038	15,110,000	16,731,303
Series A-1, 5.75%, 6/1/2047	1,665,000	1,393,838
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	17,750,000	20,529,295
California, State General Obligation:
5.0%, 6/1/2022 (a)	8,000,000	8,251,200
5.25%, 2/1/2019 (d)	8,000,000	8,387,120
California, State Public Works Board, Lease Revenue, Department of Corrections, Series C, 5.5%, 6/1/2019	3,825,000	4,068,538
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue, Series A, 5.25%, 11/15/2023	620,000	582,211
Los Angeles County, CA, Public Works Financing Authority Lease Revenue, Master Project, Series A, 5.0%, 12/1/2017 (a) (d)	5,310,000	5,604,917
Los Angeles, CA, Airport Revenue, Regional Airports Improvement Corporation Lease Revenue, Series C, AMT, 7.5%, 12/1/2024	6,035,000	5,359,744
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, Series A, AMT, 7.375%, 9/1/2027	895,000	903,914
Southern California, Public Power Authority, National Gas Project Revenue, Project No. 1, Series A, 5.25%, 11/1/2022	2,500,000	2,504,775

		111,220,322
Colorado 4.5%
Colorado, E-470 Public Highway Authority Revenue, Series A-1, 5.5%, 9/1/2024 (a)	3,500,000	3,520,195
Colorado, Health Facilities Authority Revenue, Adventist Health Sunbelt, Series D, 5.125%, 11/15/2029	8,000,000	7,699,040
Colorado, Health Facilities Authority Revenue, Covenant Retirement Communities, Inc., 5.0%, 12/1/2035	11,750,000	9,614,203
Colorado, Health Facilities Authority Revenue, Valley View Hospital Association, 5.75%, 5/15/2036	2,000,000	1,945,800
Colorado, Hospital & Healthcare Revenue, Health Facilities Authority, Hospital-Portercare Adventist Health, Prerefunded, 6.625%, 11/15/2026	2,000,000	2,270,740
Colorado, Public Energy Authority, Natural Gas Purchased Revenue, 6.25%, 11/15/2028	6,365,000	6,186,589
Colorado, Transportation/Tolls Revenue, Northwest Parkway Public Highway Authority, Series D, Prerefunded, 7.125%, 6/15/2041	7,960,000	8,978,004
Denver, CO, Airport Revenue, AMT, Series D, 7.75%, 11/15/2013	8,670,000	9,460,097
Denver, CO, City & County Single Family Mortgage Revenue, Metro Mayors Caucus, AMT, 5.25%, 11/1/2040	3,912,139	3,667,669
Montrose, CO, Memorial Hospital Revenue, 6.375%, 12/1/2023	2,355,000	2,451,108

		55,793,445
Connecticut 1.5%
Connecticut, Mohegan Tribe Indians Gaming Authority, Priority Distribution, 144A, 5.25%, 1/1/2033	3,000,000	2,409,480
Mashantucket, CT, Project Revenue, Mashantucket Western Pequot Tribe:
Series B, 144A, Zero Coupon, 9/1/2010	2,000,000	1,842,940

Series B, 144A, Zero Coupon, 9/1/2011	2,000,000	1,747,040
Series B, 144A, Zero Coupon, 9/1/2012	2,000,000	1,650,500
Series B, 144A, Zero Coupon, 9/1/2013	2,000,000	1,553,820
Series B, 144A, Zero Coupon, 9/1/2014	2,000,000	1,455,960
Mashantucket, CT, Special Revenue, Mashantucket Western Pequot Tribe, Series A, 144A, 6.5%, 9/1/2031	7,295,000	7,021,729
Mashantucket, CT, Sports, Expo & Entertainment Revenue, Mashantucket Western Pequot Tribe, Series B, 144A, 5.7%, 9/1/2012	1,000,000	1,003,000

		18,684,469
Delaware 0.3%
Delaware, Industrial Development Revenue, Prerefunded, 6.375%, 5/1/2027	2,000,000	2,266,200
Sussex County, DE, First Mortgage Revenue, Cadbury Lewes, Series A, 6.0%, 1/1/2035	1,000,000	881,990

		3,148,190
Florida 7.0%
Bayside, FL, Sales & Special Tax Revenue, Community Development District, Series A, 6.3%, 5/1/2018	445,000	449,406
Florida, Special Assessment Revenue, East Park Community Development District, Series A, 7.5%, 5/1/2039	1,750,000	1,712,778
Florida, Special Assessment Revenue, Tolomato Community Development District, 5.4%, 5/1/2037	10,000,000	8,183,700
Highlands County, FL, Health Facilities Authority Revenue, Adventist Health Systems:
Series G, 5.125%, 11/15/2020	1,000,000	1,010,270
Series G, 5.125%, 11/15/2021	2,000,000	2,011,160
Series G, 5.125%, 11/15/2022	2,280,000	2,282,234
Series G, 5.125%, 11/15/2023	2,425,000	2,421,265
Highlands County, FL, Health Facilities Authority Revenue, Adventist Sunbelt, Series A, Prerefunded, 6.0%, 11/15/2031	1,000,000	1,112,270
Hillsborough County, FL, Hospital & Healthcare Revenue, Industrial Development Authority, University Community Hospital Project, Series A, Prerefunded, 5.625%, 8/15/2019	3,425,000	3,578,269
Hillsborough County, FL, Industrial Development Authority Revenue, Health Facilities University Community Hospital, Series A, 5.625%, 8/15/2029	13,125,000	12,564,431
Miami Beach, FL, Health Facilities Authority Hospital Revenue, Mount Sinai Medical Center, 144A, 6.75%, 11/15/2029	8,100,000	8,145,684
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare:
Series A-2, 2.65% *, 10/1/2041 (a)	1,460,000	1,460,000
Series C, 5.25%, 10/1/2035	5,000,000	4,790,800
Orlando, FL, Greater Aviation Authority, Airport Facilities Revenue, Jet Blue Airways Corp., AMT, 6.5%, 11/15/2036	1,000,000	689,200
Palm Beach County, FL, Health Facilities Authority Revenue, Waterford Project, 5.375%, 11/15/2022	2,600,000	2,446,054
Port St. Lucie, FL, Special Assessment Revenue, Southwest Annexation District 1, Series B, 5.0%, 7/1/2027 (a)	2,500,000	2,391,050
Seminole Tribe, FL, Special Obligation Revenue:
Series A, 144A, 5.5%, 10/1/2024	8,000,000	7,531,440
Series A, 144A, 5.75%, 10/1/2022	9,500,000	9,245,780
South Florida, Water Management District, Certificates of Participation, 5.0%, 10/1/2025 (a)	3,745,000	3,799,565
South Miami, FL, Health Facilities Authority Hospital Revenue, Baptist Health South Florida Group:
5.0%, 8/15/2023	5,000,000	4,968,650
5.0%, 8/15/2024	1,000,000	987,000
5.0%, 8/15/2025	5,000,000	4,910,200

		86,691,206
Georgia 3.0%
Americus-Sumter County, GA, Hospital & Healthcare Revenue, Hospital Authority, South Georgia Methodist, Series A, 6.375%, 5/15/2029	3,000,000	2,943,240
Atlanta, GA, Tax Allocation, Princeton Lakes Project, 144A, 5.5%, 1/1/2031	1,225,000	1,086,171

Effingham County, GA, Industrial Development Authority, Pollution Control Revenue, 2.47%*, 2/1/2038	13,870,000	13,870,000
Georgia, Glynn-Brunswick Memorial Hospital Authority Revenue, Anticipation Certificates-Southeast Health, Series A, 5.625%, 8/1/2034 (b)	5,500,000	5,414,915
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series A, 5.0%, 3/15/2019	10,000,000	9,783,400
Series A, 5.5%, 9/15/2024	2,440,000	2,210,323
Georgia, Municipal Electric Authority, Power Revenue:
Series 2005-Z, 5.5%, 1/1/2012	1,295,000	1,369,907
Series Z, ETM, 5.5%, 1/1/2012	80,000	85,238

		36,763,194
Guam 0.1%
Government of Guam, Waterworks Authority, Water & Wastewater System Revenue, 5.5%, 7/1/2016	1,300,000	1,312,051
Illinois 2.3%
Chicago, IL, General Obligation, Series A, 5.25%, 1/1/2029 (a)	175,000	179,653
Illinois, Finance Authority Revenue, Elmhurst Memorial Healthcare, Series A, 5.625%, 1/1/2037	9,500,000	9,192,295
Illinois, Finance Authority Revenue, Monarch Landing, Inc. Facilities:
Series A, 7.0%, 12/1/2027	5,000,000	5,004,300
Series A, 7.0%, 12/1/2037	5,000,000	4,851,200
Illinois, Finance Authority Revenue, Rush University Medical Center, Series B, 5.75%, 11/1/2028 (a)	1,250,000	1,269,125
Illinois, Finance Authority Revenue, Three Crowns Park Plaza:
Series A, 5.875%, 2/15/2026	1,225,000	1,147,176
Series A, 5.875%, 2/15/2038	500,000	442,600
Illinois, Municipal Electric Agency Power Supply Revenue:
Series A, 5.25%, 2/1/2023 (a)	3,500,000	3,578,715
Series A, 5.25%, 2/1/2024 (a)	2,500,000	2,547,600

		28,212,664
Indiana 0.7%
Indiana, Health & Educational Facility Financing Authority, Hospital Revenue, Community Foundation Northwest, 5.5%, 3/1/2037	1,750,000	1,538,547
Indiana, Hospital & Healthcare Revenue, Health Facilities Finance Authority, Greenwood Village South Project, 5.625%, 5/15/2028	1,000,000	867,980
Indiana, Senior Care Revenue, Health Facilities Finance Authority, Franciscan Eldercare Community Services, 5.875%, 5/15/2029	2,300,000	2,055,809
North Manchester, IN, Senior Care Revenue, 7.25%, 7/1/2033	3,000,000	3,039,480
St. Joseph County, IN, Economic Development Revenue, Holy Cross Village, Notre Dame Project, Series A, 6.0%, 5/15/2026	235,000	217,488
Vigo County, IN, Hospital Authority Revenue, Union Hospital, Inc., 144A, 5.5%, 9/1/2027	1,000,000	884,310

		8,603,614

Iowa 1.3%
Altoona, IA, Urban Renewal Tax Increment Revenue, Annual Appropriation:
6.0%, 6/1/2034	1,000,000	976,830
6.0%, 6/1/2039	2,000,000	1,939,780
Cedar Rapids, IA, First Mortgage Revenue, Cottage Grove Place, Series A, 5.875%, 7/1/2028	5,335,000	4,541,632
Iowa, Finance Authority Retirement Community Revenue, Edgewater LLC Project, 6.5%, 11/15/2027	5,000,000	4,689,850
Iowa, Finance Authority Small Business Development Revenue, Corporate Center Associates LP Project, 1.9% *, 9/1/2015, Wells Fargo Bank NA (c)	1,000,000	1,000,000
Wapello County, IA, Hospital & Healthcare Revenue, Ottumwa Regional Health Center Project, Prerefunded, 6.375%, 10/1/2031	3,000,000	3,406,590

		16,554,682

Kansas 1.6%
Lenexa, KS, Hospital & Healthcare Revenue, Series C, Prerefunded, 6.875%, 5/15/2032	1,750,000	2,021,093
Overland Park, KS, Industrial Development Revenue, Series A, Prerefunded, 7.375%, 1/1/2032	8,000,000	8,920,800
Wichita, KS, Hospital & Healthcare Revenue:
Series 3, 5.5%, 11/15/2025	1,300,000	1,315,600
Series 3, 5.625%, 11/15/2031	3,750,000	3,784,012
Wyandotte County, KS, Unified Government Special Obligation Revenue, Sales Tax, Series B, 5.0%, 12/1/2020	3,600,000	3,520,692

		19,562,197
Kentucky 0.8%
Kentucky, Economic Development Finance Authority, Health System Revenue, Norton Healthcare:
Series A, Prerefunded, 6.625%, 10/1/2028	4,305,000	4,725,857
Series A, 6.625%, 10/1/2028	1,195,000	1,246,504
Kentucky, Economic Development Finance Authority, Louisville Arena Project Revenue, Series A-1, 6.0%, 12/1/2033 (a) (b)	3,635,000	3,712,644

		9,685,005
Louisiana 1.8%
DeSoto Parish, LA, Environmental Improvement Revenue, International Paper Co. Project, AMT, Series A, 5.75%, 9/1/2031	5,000,000	4,257,750
Louisiana, Local Government Environmental Facilities, Community Development Authority Revenue, 6.75%, 11/1/2032	6,000,000	5,904,480
Louisiana, St. John Baptist Parish Revenue, Marathon Oil Corp., Series A, 5.125%, 6/1/2037	14,000,000	12,099,360

		22,261,590
Maryland 1.8%
Anne Arundel County, MD, General Obligation, National Business Park Project, Prerefunded, 144A, 7.375%, 7/1/2028	1,933,000	2,141,551
Maryland, Hospital & Healthcare Revenue, University of Maryland Medical System, Prerefunded, 6.75%, 7/1/2030	2,500,000	2,731,400
Maryland, State Health & Higher Educational Facilities Authority Revenue, King Farm Presbyterian Community, Series B, 4.75%, 1/1/2013	5,000,000	4,886,750
Maryland, State Health & Higher Educational Facilities Authority Revenue, Mercy Medical Center, Series A, 5.0%, 7/1/2037	5,005,000	4,390,136
Maryland, State Health & Higher Educational Facilities Authority Revenue, Washington County Hospital:
5.75%, 1/1/2033	2,660,000	2,611,934
6.0%, 1/1/2028	6,100,000	6,239,385

		23,001,156
Massachusetts 4.1%
Boston, MA, Industrial Development Financing Authority Revenue, Crosstown Center Project, AMT:
6.5%, 9/1/2035	8,935,000	7,804,186
8.0%, 9/1/2035	970,000	848,168
Massachusetts, Health & Educational Facilities Authority Revenue, Caritas Christi Obligation, Series B, 6.25%, 7/1/2022	1,750,000	1,771,980
Massachusetts, Health & Educational Facilities Authority Revenue, Milford-Whitinsville Hospital, Series D, Prerefunded, 6.5%, 7/15/2023	2,685,000	3,069,626
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Civic Investments, Series A, Prerefunded, 9.0%, 12/15/2015	3,600,000	4,347,468
Massachusetts, Hospital & Healthcare Revenue, Health & Educational Facilities Authority, Partners Healthcare System, Series B, 5.125%, 7/1/2019	1,185,000	1,197,845
Massachusetts, Industrial Development Revenue, Development Finance Agency, Series A, 7.1%, 7/1/2032	3,750,000	3,782,438
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Series B, Prerefunded, 9.15%, 12/15/2023	2,000,000	2,514,760
Massachusetts, Project Revenue, Health & Educational Facilities Authority, Jordan Hospital, Series E, 6.75%, 10/1/2033	7,450,000	7,404,853

Massachusetts, State Health & Educational Facilities Authority Revenue, Caregroup Healthcare System:
Series E-1, 5.0%, 7/1/2028	1,500,000	1,416,060
Series E-1, 5.125%, 7/1/2033	1,500,000	1,396,380
Massachusetts, State Health & Educational Facilities Authority Revenue, Jordan Hospital, Series B, 6.875%, 10/1/2015	5,645,000	5,661,935
Massachusetts, State Health & Educational Facilities Authority Revenue, Milford Regional Medical Center:
Series E, 5.0%, 7/15/2022	2,250,000	2,076,840
Series E, 5.0%, 7/15/2032	3,250,000	2,761,753
Series E, 5.0%, 7/15/2037	2,750,000	2,283,298
Massachusetts, State Health & Educational Facilities Authority Revenue, Quincy Medical Center, Series A, 6.5%, 1/15/2038	1,500,000	1,429,260
Massachusetts, State Health & Educational Facilities Authority Revenue, South Shore Hospital:
Series F, 5.625%, 7/1/2019	370,000	374,362
Series F, 5.75%, 7/1/2029	1,480,000	1,484,085

		51,625,297
Michigan 1.8%
Delta County, MI, Pollution Control Revenue, Economic Development Corp., Series A, Prerefunded, 6.25%, 4/15/2027	5,000,000	5,583,600
Detroit, MI, Sales & Special Tax Revenue, Downtown Development Authority:
Zero Coupon, 7/1/2011	3,150,000	2,856,892
Zero Coupon, 7/1/2012	3,150,000	2,728,215
Detroit, MI, Sewer Disposal Revenue, Series D, 2.47% **, 7/1/2032 (a)	1,610,000	1,288,403
Kalamazoo, MI, Economic Development Corp. Revenue, Limited Obligation, Heritage Community, 5.5%, 5/15/2036	1,000,000	817,960
Kalamazoo, MI, Industrial Development Revenue, Economic Development Corp., Series A, Prerefunded, 7.5%, 5/15/2029	2,000,000	2,204,920
Kentwood, MI, Economic Development, Limited Obligation, Holland Home, Series A, 5.375%, 11/15/2036	2,000,000	1,764,340
Kentwood, MI, Industrial Development Revenue, Economic Development, Series A, Prerefunded, 6.0%, 11/15/2032	1,750,000	1,832,967
Michigan, State Hospital Finance Authority Revenue, Henry Ford Health System, Series A, 5.0%, 11/15/2016	1,125,000	1,157,738
Saginaw, MI, Hospital & Healthcare Revenue, Hospital Finance Authority, Covenant Medical Center, Series F, 6.5%, 7/1/2030	2,000,000	2,104,060

		22,339,095
Mississippi 0.8%
Lowndes County, MS, Solid Waste Disposal & Pollution Control Revenue, Weyerhaeuser Co. Project, Series A, 6.8%, 4/1/2022	5,500,000	5,780,555
Mississippi, Sales & Special Tax Revenue, Development Bank, Diamond Lakes Utilities, Series A, 6.25%, 12/1/2017	1,100,000	1,074,249
Warren County, MS, Gulf Opportunity, International Paper Co., Series A, 5.5%, 9/1/2031	4,250,000	3,739,362

		10,594,166
Missouri 1.2%
Branson, MO, Regional Airport Transportation Development, District Airport Revenue, AMT, Series B, 6.0%, 7/1/2037	1,250,000	1,010,562
Cass County, MO, Hospital Revenue, 5.5%, 5/1/2027	2,000,000	1,885,640
Florissant, MO, Industrial Development Revenue, Desmet Acquisition, Series A, Prerefunded, 8.5%, 8/15/2030	6,400,000	7,102,336
Florissant, MO, Industrial Development Revenue, St. Catherine Acquisition, Series B, Prerefunded, 9.0%, 8/15/2030	3,025,000	3,384,219
Kansas City, MO, Industrial Development Authority, Health Facilities Revenue, First Mortgage, Bishop Spencer, Series A, 6.5%, 1/1/2035	1,000,000	951,040

		14,333,797

Nebraska 0.2%
Nebraska, Central Plains Energy Project Revenue, Project No. 1, Series A, 5.25%, 12/1/2021	3,000,000	2,870,490
Nevada 1.3%
Clark County, NV, School District, Series A, 5.0%, 6/15/2022 (a)	7,330,000	7,744,658
Las Vegas, NV, Transportation/Tolls Revenue, Las Vegas Monorail Project, 7.375%, 1/1/2030	6,000,000	1,724,640
Reno, NV, Hospital Revenue, Renown Regional Medical Center Project, Series A, 5.0%, 6/1/2027	5,000,000	4,707,100
Sparks, NV, Local Improvement Districts, Limited Obligation District No.3, 6.75%, 9/1/2027	2,000,000	1,936,680

		16,113,078
New Hampshire 0.7%
New Hampshire, Health & Education Facilities Authority Revenue, Havenwood-Heritage Heights:
Series A, 5.35%, 1/1/2026	1,035,000	881,551
Series A, 5.4%, 1/1/2030	550,000	456,093
New Hampshire, Higher Education Revenue, Health & Educational Facilities Authority, New Hampshire College Issue, Prerefunded, 7.4%, 1/1/2023	2,000,000	2,247,140
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, New Hampshire Catholic Charities, 5.8%, 8/1/2022	2,760,000	2,730,274
New Hampshire, Senior Care Revenue, Health & Educational Facilities Authority, Rivermead at Peterborough:
5.5%, 7/1/2013	1,285,000	1,263,258
5.625%, 7/1/2018	1,615,000	1,542,971

		9,121,287
New Jersey 2.0%
Middlesex County, NJ, Pollution Control Authority Revenue, Pollution Control Amerada, 6.05%, 9/15/2034	1,000,000	1,004,730
New Jersey, Economic Development Authority Revenue, Cigarette Tax, 5.75%, 6/15/2034	1,165,000	1,085,524
New Jersey, Economic Development Authority Revenue, Motor Vehicle Surplus Revenue, Series A, 5.0%, 7/1/2023 (a)	1,770,000	1,821,312
New Jersey, Economic Development Authority Revenue, United Methodist Homes, Series A-2, 6.625%, 7/1/2033	2,500,000	2,457,000
New Jersey, Health Care Facilities Financing Authority Revenue, St. Joseph's Health Care Systems, 6.625%, 7/1/2038	11,570,000	11,086,837
New Jersey, Industrial Development Revenue, Economic Development Authority, Harrogate, Inc., Series A, 5.875%, 12/1/2026	1,425,000	1,317,840
New Jersey, Tobacco Settlement Financing Corp., Prerefunded, 6.25%, 6/1/2043	5,500,000	6,336,990

		25,110,233
New York 7.3%
Albany, NY, Industrial Development Agency, Civic Facility Revenue, St. Peter's Hospital Project:
Series A, 5.25%, 11/15/2027	3,000,000	2,880,870
Series A, 5.75%, 11/15/2022	1,500,000	1,537,680
Brookhaven, NY, Hospital & Healthcare Revenue, Industrial Development Authority, Memorial Hospital Medical Center, Series A, Prerefunded, 8.25%, 11/15/2030	3,000,000	3,390,780
Long Island, NY, Power Authority, Electric Systems Revenue:
Series E, 5.0%, 12/1/2021 (a)	4,000,000	4,095,360
Series E, 5.0%, 12/1/2022 (a)	16,075,000	16,378,656
Nassau County, NY, Industrial Development Agency, Continuing Care Retirement, Amsterdam at Harborside, Series A, 6.7%, 1/1/2043	5,000,000	4,974,750
New York, Liberty Development Corp. Revenue, National Sports Museum Project, Series A, 6.125%, 2/15/2019	2,500,000	2,219,700
New York, Metropolitan Transportation Authority Revenue, Series E-1, 1.68% *, 11/1/2035, Fortis Bank SA (c)	500,000	500,000
New York, State Dormitory Authority Revenues, NYU Hospital Center, Series B, 5.25%, 7/1/2024	1,000,000	973,200
New York, State Dormitory Authority Revenues, Orange Regional Medical Center, 6.125%, 12/1/2029	2,000,000	1,953,580

New York, State Mortgage Agency, Homeowner Mortgage Revenue, Series 144, AMT, 2.7% *, 10/1/2037	15,700,000	15,700,000
New York, Transportation/Tolls Revenue, Transportation Authority, Series A, 5.75%, 7/1/2018	7,000,000	8,105,160
New York & New Jersey, Port Authority, One Hundred Forty-Seventh, AMT, 5.0%, 10/15/2023 (a)	8,260,000	8,223,078
New York City, NY, Industrial Development Agency Revenue, Liberty-7, World Trade Center, Series A, 6.25%, 3/1/2015	8,000,000	8,088,720
New York City, NY, Industrial Development Agency, Special Facility Revenue, American Airlines, JFK International Airport, AMT:
7.75%, 8/1/2031	5,000,000	4,483,500
8.0%, 8/1/2028	3,000,000	2,774,670
New York City, NY, Transitional Finance Authority Revenue, Series B, 5.5%, 2/1/2016 (d)	1,580,000	1,697,331
New York, NY, Hospital & Healthcare Revenue, Industrial Development Agency, British Airways PLC Project, AMT, 7.625%, 12/1/2032	1,500,000	1,295,910
Orange County, NY, Senior Care Revenue, Industrial Development Agency, The Glen Arden Project, 5.7%, 1/1/2028	1,250,000	1,082,050

		90,354,995
North Carolina 0.6%
North Carolina, Electric Revenue, Municipal Power Agency:
Series F, 5.5%, 1/1/2016	1,000,000	1,040,950
Series F, 5.5%, 1/1/2017	1,495,000	1,547,878
Series B, 6.375%, 1/1/2013	2,075,000	2,192,985
North Carolina, Medical Care Commission, Retirement Facilities Revenue, First Mortgage, Southminster Project, Series A, 5.625%, 10/1/2027	2,500,000	2,390,600

		7,172,413
North Dakota 0.3%
Grand Forks, ND, Hospital & Healthcare Revenue, Altru Health Care System, Prerefunded, 7.125%, 8/15/2024	3,750,000	4,125,188
Ohio 1.4%
Buckeye, OH, Tobacco Settlement Financing Authority, Series A-2, 5.875%, 6/1/2030	18,755,000	16,298,658
Franklin County, OH, Hospital & Healthcare Revenue, Health Care Facilities, Ohio Presbyterian Retirement Service, Series A, Prerefunded, 7.125%, 7/1/2029	1,000,000	1,132,900

		17,431,558
Oregon 0.8%
Clackamas County, OR, North Clackamas School District No. 12, Series B, 0% to 6/15/2011, 5.0% to 6/15/2023 (a)	10,420,000	9,481,366
Pennsylvania 5.4%
Allegheny County, PA, Hospital Development Authority Revenue, West Penn Allegheny Health Systems:
Series A, 5.0%, 11/15/2028	12,160,000	8,622,413
Series B, Prerefunded, 9.25%, 11/15/2022	2,000,000	2,330,880
Series B, Prerefunded, 9.25%, 11/15/2030	4,630,000	5,395,987
Bucks County, PA, Industrial Development Authority, Retirement Community Revenue, Ann's Choice, Inc. Facility, Series A, 6.25%, 1/1/2035	2,250,000	2,190,330
Chester County, PA, Senior Care Revenue, Health & Education Facilities Authority, Jenners Pond, Inc. Project, Prerefunded, 7.625%, 7/1/2034	1,750,000	2,078,878
Delaware County, PA, Project Revenue, Authority First Management, White Horse Village Project, Series A, Prerefunded, 7.625%, 7/1/2030	1,000,000	1,104,020
Delaware Valley, PA, County General Obligation, Regional Financial Authority, 5.75%, 7/1/2017	6,250,000	6,917,437
Lancaster County, PA, Hospital Authority Revenue, Brethren Village Project, Series A, 6.375%, 7/1/2030	1,000,000	992,090
Montgomery County, PA, Industrial Development Authority Revenue, Whitemarsh Continuing Care, 6.25%, 2/1/2035	2,400,000	2,165,856

Montgomery County, PA, Senior Care Revenue, Higher Education & Health Authority, Philadelphia Geriatric Center, Series A, Prerefunded, 7.25%, 12/1/2027	3,125,000	3,373,812
Northampton County, PA, Hospital Authority Revenue, St. Luke's Hospital Project:
Series A, 5.375%, 8/15/2028	3,500,000	3,407,600
Series A, 5.5%, 8/15/2035	6,500,000	6,235,580
Pennsylvania, Economic Development Financing Authority, Exempt Facilities Revenue, Reliant Energy, AMT, Series A, 6.75%, 12/1/2036	4,000,000	4,015,480
Pennsylvania, Hospital & Healthcare Revenue, Economic Development Financing Authority, UPMC Health System, Series A, 6.0%, 1/15/2031	5,095,000	5,359,380
Pennsylvania, Sales & Special Tax Revenue, Economic Development Financing Authority, Amtrak Project, AMT, Series A, 6.125%, 11/1/2021	700,000	706,552
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Revenue, Temple University Health Systems, Series A, 5.0%, 7/1/2034	10,000,000	8,440,700
Westmoreland County, PA, Industrial Development Authority Revenue, Redstone Retirement Community, Series A, 5.875%, 1/1/2032	1,000,000	887,640
Westmoreland County, PA, Senior Care Revenue, Industrial Development Authority, Health Care Facilities-Redstone, Series B, Prerefunded, 8.125%, 11/15/2030	3,000,000	3,390,060

		67,614,695
Puerto Rico 3.2%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	25,000,000	26,209,000
Commonwealth of Puerto Rico, General Obligation, Series A, 5.0%, 7/1/2021	5,000,000	4,899,950
Commonwealth of Puerto Rico, Government Development Bank, Series B, 5.0%, 12/1/2015	1,470,000	1,502,634
Puerto Rico, Public Buildings Authority Revenue, Government Facilities:
Series N, 5.5%, 7/1/2024	2,000,000	2,032,020
Series M, 6.25%, 7/1/2022	5,000,000	5,481,900

		40,125,504
Rhode Island 0.1%
Rhode Island, Special Assessment Revenue, Series A, 6.125%, 6/1/2032	1,750,000	1,647,783
South Carolina 1.8%
Greenwood County, SC, Hospital & Healthcare Revenue, South Carolina Memorial Hospital, 5.5%, 10/1/2031	1,500,000	1,492,740
Hardeeville, SC, Assessment Revenue, Anderson Tract Municipal Improvement District:
Series B, 7.5%, 11/1/2015	1,000,000	997,000
Series A, 7.75%, 11/1/2039	5,000,000	4,967,150
South Carolina, Jobs Economic Development Authority Revenue, Bon Secours Health System:
Series A, Prerefunded, 5.625%, 11/15/2030	1,040,000	1,158,872
Series B, 5.625%, 11/15/2030	3,960,000	3,982,889
South Carolina, Jobs Economic Development Authority, Hospital Facilities Revenue, Palmetto Health Alliance:
Series C, Prerefunded, 7.0%, 8/1/2030	4,820,000	5,701,096
Series C, Prerefunded, 7.0%, 8/1/2030 (d)	600,000	707,274
Series A, Prerefunded, 7.375%, 12/15/2021	3,500,000	3,954,335

		22,961,356
South Dakota 0.7%
South Dakota, State Health & Educational Facilities Authority Revenue, Avera Health:
Series B, 5.25%, 7/1/2038	3,000,000	2,848,350
Series B, 5.5%, 7/1/2035	5,000,000	4,930,600
South Dakota, State Health & Educational Facilities Authority Revenue, Sanford Health, 5.0%, 11/1/2027	1,000,000	969,940

		8,748,890
Tennessee 4.0%
Blount County, TN, Public Building Authority, Local Government, Public Improvement Revenue, Series E-5A, 2.45% *, 6/1/2030, Branch Banking & Trust (c)	5,000,000	5,000,000

Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue:

5.0%, 12/15/2017	2,500,000	2,337,500
5.0%, 12/15/2018	2,160,000	1,988,194
Elizabethton, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board, Series B, Prerefunded, 8.0%, 7/1/2033	3,000,000	3,429,930
Jackson, TN, Hospital Revenue, Jackson-Madison Project, 5.5%, 4/1/2033	3,000,000	2,955,300
Johnson City, TN, Health & Educational Facilities, Board Hospital Revenue, First Mortgage, Mountain States Health Alliance, Series A, 5.5%, 7/1/2036	15,225,000	13,969,242
Johnson City, TN, Hospital & Healthcare Revenue, Health & Educational Facilities Board Hospital, Series A, Prerefunded, 7.5%, 7/1/2033	5,000,000	5,973,050
Shelby County, TN, Health Educational & Housing Facility Board, Hospital Revenue, Methodist Health Care, Prerefunded, 6.5%, 9/1/2026	5,000,000	5,732,750
Tennessee, Energy Acquisition Corp., Gas Revenue, Series A, 5.25%, 9/1/2018	8,000,000	7,948,960

		49,334,926
Texas 9.9%
Abilene, TX, Hospital & Healthcare Revenue, Health Facilities, Sears Methodist Retirement Facilities, Series A, 7.0%, 11/15/2033	3,500,000	3,567,235
Abilene, TX, Senior Care Revenue, Health Facilities Development, Sears Methodist Retirement Facilities, Series A, 5.9%, 11/15/2025	2,500,000	2,354,325
Austin, TX, Bergstrom Landhost Enterprises, Inc., Airport Hotel Project, Series A, 6.413%, 4/1/2027 ***	4,930,000	3,526,478
Brazos River, TX, Pollution Control Authority Revenue, Series D-1, AMT, 8.25%, 5/1/2033	7,000,000	7,038,430
Fort Bend, TX, General Obligation, Independent School District, Series A, 5.25%, 8/15/2025	4,445,000	4,666,583
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems, Series A, 5.125%, 12/1/2023	1,175,000	1,169,489
Houston, TX, Higher Education Finance Revenue Corp, Rice University Project, Series A, 2.55% *, 5/15/2048	1,500,000	1,500,000
Houston, TX, Transportation/Tolls Revenue, Special Facilities, Continental Airlines, Inc., AMT, Series E, 6.75%, 7/1/2029	10,100,000	8,132,520
Jefferson County, TX, County General Obligation:
5.75%, 8/1/2015 (a)	3,075,000	3,353,503
5.75%, 8/1/2017 (a)	1,185,000	1,292,325
Lewisville, TX, Combination Contract Revenue, 144A, 6.75%, 10/1/2032	17,200,000	16,674,196
North Texas, Tollway Authority Revenue:
First Tier, Series A, 5.625%, 1/1/2033	1,000,000	983,640
Second Tier, Series F, 5.75%, 1/1/2033	12,210,000	11,927,583
Second Tier, Series F, 5.75%, 1/1/2038	5,000,000	4,841,350
Plano, TX, Independent School District, 5.375%, 2/15/2016 (d)	1,700,000	1,806,352
Tarrant County, TX, Cultural Educational Facilities Finance Corp. Revenue, Texas Health Resources, Series A, 5.0%, 2/15/2022	2,000,000	1,992,200
Tarrant County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Prerefunded, 6.7%, 11/15/2030	2,500,000	2,758,325
Texas, Dallas-Fort Worth International Airport Revenue, Series A, AMT, 5.5%, 11/1/2020 (a)	7,125,000	7,042,350
Texas, Industrial Development Revenue, Waste Disposal Authority, AMT, Series A, 6.1%, 8/1/2024	5,000,000	4,683,200
Texas, Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue:
Series D, 5.625%, 12/15/2017	14,790,000	14,482,072
Series D, 6.25%, 12/15/2026	6,875,000	6,727,738
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2020	10,000,000	9,905,700
Texas, Water & Sewer Revenue, Waste Disposal Authority, AMT, 6.65%, 4/1/2032	2,000,000	2,009,000
Tom Green County, TX, Hospital & Healthcare Revenue, Health Facilities Development Corp., Shannon Health System Project, 6.75%, 5/15/2021	1,000,000	1,037,820

		123,472,414
Utah 0.2%
Salt Lake City, UT, Hospital & Healthcare Revenue, IHC Hospitals, Inc., ETM, 6.15%, 2/15/2012	2,000,000	2,197,180

Vermont 0.1%
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020 (e)	760,000	760,205
Virginia 1.6%
Fairfax County, VA, Hospital & Healthcare Revenue, Economic Development Authority, Greenspring Retirement Community, Series A, Prerefunded, 7.25%, 10/1/2019	3,000,000	3,220,470
Virginia, Marquis Community Development Authority Revenue, 5.625%, 9/1/2018	7,500,000	7,276,950
Virginia, Peninsula Ports Authority, Residential Care Facility Revenue, Virginia Baptist Homes, Series C, 5.4%, 12/1/2033	2,600,000	2,129,738
Virginia, Peninsula Town Center Community Development Authority Revenue, Special Obligation, 6.45%, 9/1/2037	3,000,000	2,700,600
Virginia, Senior Care Revenue, Prerefunded, 7.375%, 12/1/2032	3,500,000	4,233,110

		19,560,868
Washington 4.1%
Klickitat County, WA, Public Hospital District No. 2 Revenue, Skyline Hospital, 6.5%, 12/1/2038	3,205,000	3,013,726
Port Seattle, WA, Airport Revenue, Series B, AMT, 6.0%, 2/1/2014 (a)	4,885,000	5,181,812
Washington, Electric Revenue, Energy Northeast Electric, Series A, 5.75%, 7/1/2018 (a)	3,500,000	3,745,980
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 2, Series A, 6.3%, 7/1/2012	10,000,000	11,232,900
Washington, Electric Revenue, Public Power Supply System, Nuclear Project No. 3, Series B, 7.125%, 7/1/2016	2,500,000	3,093,225
Washington, State Health Care Facilities Authority Revenue, Series C, 5.375%, 8/15/2028 (a)	2,970,000	2,831,242
Washington, State Health Care Facilities Authority Revenue, Virginia Mason Medical Center:
Series B, 5.75%, 8/15/2037 (a)	6,675,000	6,122,577
Series A, 6.125%, 8/15/2037	16,000,000	15,484,160

		50,705,622
West Virginia 1.2%
West Virginia, Hospital & Healthcare Revenue, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	980,000	1,075,393
West Virginia, Hospital Finance Authority, Charleston Medical Center, Prerefunded, 6.75%, 9/1/2030	4,020,000	4,411,307
West Virginia, State Hospital Finance Authority Revenue, Thomas Health Systems:
6.5%, 10/1/2028	7,000,000	6,910,680
6.5%, 10/1/2038	3,000,000	2,875,860

		15,273,240
Wisconsin 0.6%
Wisconsin, Hospital & Healthcare Revenue, Health & Education Facilities Authority, Aurora Health Care, Inc., 6.875%, 4/15/2030	5,000,000	5,234,350
Wisconsin, State Health & Educational Facilities Authority Revenue, Beaver Dam Community Hospitals, Inc., Series A, 6.75%, 8/15/2034	2,500,000	2,542,700

		7,777,050
Multi-State 0.4%
Non-Profit Preferred Funding Trust I, Series A1, 4.22%, 9/15/2037	4,937,882	4,834,236

Total Municipal Bonds and Notes (Cost $1,158,552,590)		1,160,823,610
Municipal Inverse Floating Rate Notes (f) 25.3%
California 2.8%
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (g)	2,110,335	2,184,116
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (g)	1,948,001	2,016,107
Trust: California, Series 2008-1104, 144A, 13.186%, 5/1/2027, Leverage Factor at purchase date: 4 to 1

California, State Department of Water Resources, Power Supply Revenue, Series A, Prerefunded, 5.375% 5/1/2018 (a) (g)	3,750,000	4,172,025
Trust: California, State Department of Water Resources, Power Supply Revenue, Series 309, 144A, 8.565%, 5/1/2018, Leverage Factor at purchase date: 2 to 1

California, State Economic Recovery, Series A, 5.25%, 7/1/2015 (a) (g)	5,800,000	6,416,859
Trust: California, State Economic Recovery, Series 926, 144A, 8.012%, 7/1/2014, Leverage Factor at purchase date: 2 to 1
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2024 (a) (g)	8,500,000	8,825,414
Sacramento, CA, Municipal Utility District, Electric Revenue, Series U, 5.0%, 8/15/2025 (a) (g)	11,000,000	11,421,124
Trust: Sacramento, CA, Municipal Utility District, Electric Revenue, Series R 11513-1, 144A, 51.55%, 8/15/2024, Leverage Factor at purchase date: 20 to 1

		35,035,645
District of Columbia 1.8%
District of Columbia, Metropolitan Airport Authority System, Series B, AMT, 5.0%, 10/1/2023 (a) (g)	10,000,000	9,741,200
Trust: District of Columbia, Metropolitan Airport Authority System, AMT, Series 2169, 144A, 49.27%, 10/1/2023, Leverage Factor at purchase date: 20 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2014 (a) (g)	8,440,000	9,730,223
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES- PA-612A, 144A, 9.745%, 10/1/2014, Leverage Factor at purchase date: 2 to 1
District of Columbia, Water & Sewer Authority, Public Utility Revenue, 6.0%, 10/1/2016 (a) (g)	2,310,000	2,703,058
Trust: District of Columbia, Water & Sewer Authority, Public Utility Revenue, RITES- PA-612B, 144A, 9.745%, 10/1/2016, Leverage Factor at purchase date: 2 to 1

		22,174,481
Hawaii 0.8%
Hawaii, State General Obligation, Series DK, 5.0%, 5/1/2027 (g)	10,000,000	10,419,950
Trust: Hawaii, State General Obligation, Series 2867, 144A, 13.31%, 5/1/2027, Leverage Factor at purchase date: 4 to 1
Illinois 0.6%
Aurora, IL, Single Family Mortgage Revenue, Series C, AMT, 5.5%, 6/1/2045 (g)	6,840,000	6,848,789
Trust: Illinois, Puttable Floating Option Tax Exempt Receipts, RITES-PA-1499, AMT, 144A, 15.64%, 6/1/2045, Leverage Factor at purchase date: 4 to 1
Maryland 0.9%
Maryland, State General Obligation, State & Location Facilities Loan, Series 2, 5.0%, 8/1/2022 (g)	10,000,000	10,689,700
Trust: Maryland, DFA Municipal Trust, Series 3002, 144A, 13.94%, 8/1/2022, Leverage Factor at purchase date: 4 to 1
Michigan 0.6%
Michigan, State Grant Anticipation Bonds, 5.25%, 9/15/2023 (a) (g)	7,500,000	7,948,350
Trust: Michigan State, Series 2081, 144A, 14.49%, 9/15/2023, Leverage Factor at purchase date: 4 to 1
Nevada 1.8%
Clark County, NV, School District, Series C, 5.0%, 6/15/2021 (g)	7,850,340	8,277,576
Clark County, NV, School District, Series C, 5.0%, 6/15/2022 (g)	8,202,410	8,648,806
Clark County, NV, School District, Series C, 5.0%, 6/15/2023 (g)	5,297,425	5,585,724
Trust: Clark County, NV, Series 2008-1153, 144A, 13.395%, 6/15/2021, Leverage Factor at purchase date: 4 to 1

		22,512,106

New Jersey 0.9%
New Jersey, Economic Development Authority Revenue, School Facilities Construction, Series G, 5.0%, 9/1/2019 (a) (g)	10,125,000	11,168,674
Trust: New Jersey, Economic Development Authority Revenue, RITES, Series PA-1253, 144A, 31.029%, 9/1/2019, Leverage Factor at purchase date: 10 to 1

New York 2.1%
New York, State Dormitory Authority, Personal Income Tax Revenue, Series A, 5.0%, 3/15/2023 (g)	5,095,207	5,355,381
Trust: New York, State Dormitory Authority Revenues, Secondary Issues, Series 1955-2, 144A, 13.929%, 3/15/2023, Leverage Factor at purchase date: 4 to 1
New York, State Environmental Facilities Corp., Clean Drinking Water, NYC Municipal Water, Series A, 5.0%, 6/15/2025 (g)	4,000,000	4,201,750
New York, State Environmental Facilities Corp., Clean Drinking Water, NYC Municipal Water, Series A, 5.0%, 6/15/2026 (g)	3,000,000	3,151,313
New York, State Environmental Facilities Corp., Clean Drinking Water, NYC Municipal Water, Series A, 5.0%, 6/15/2027 (g)	3,000,000	3,151,312
Trust: New York, State Environmental Facilities Corp., Clean Drinking Water, Series 2870, 144A, 13.4%, 6/15/2025, Leverage Factor at purchase date: 4 to 1
New York City, NY, Transitional Finance Authority Revenue, Series C-1, 5.0%, 11/1/2027 (g)	10,000,000	10,387,000
Trust: New York City, NY, Transitional Finance Authority Revenue, Series 2072, 144A, 61.81%, 11/1/2027, Leverage Factor at purchase date: 20 to 1

		26,246,756
Pennsylvania 3.2%
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2023 (g)	21,790,000	23,042,737
Trust: Pennsylvania, State General Obligation, Series R-11505-1, 144A, 30.187%, 8/1/2023 , Leverage Factor at purchase date: 10 to 1
Pennsylvania, State General Obligation, Series A, 5.0%, 8/1/2024 (g)	15,475,000	16,295,027
Trust: Pennsylvania, State Revenue Bond, Series 2720, 144A, 30.604%, 8/1/2024, Leverage Factor at purchase date: 10 to 1

		39,337,764
Tennessee 1.3%
Nashville & Davidson County, TN, Metropolitan Government, 5.0%, 1/1/2024 (g)	14,996,415	15,831,690
Trust: Nashville & Davidson County, TN, Metropolitan Government, Series 2631-1, 144A, 13.547%, 1/1/2024, Leverage Factor at purchase date: 4 to 1
Texas 3.8%
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2024 (g)	3,710,000	3,814,102
Conroe, TX, Independent School District, School Building, 5.0%, 2/15/2025 (g)	4,315,000	4,477,424
Trust: Conroe, TX, Independent School District, Series 2487, 144A, 13.589%, 2/15/2024, Leverage Factor at purchase date: 4 to 1
San Antonio, TX, Electric & Gas Revenue, 5.0%, 2/1/2024 (g)	15,000,000	15,675,825
Trust: San Antonio, TX, Electric & Gas Revenue, Series 2957, 144A, 13.31%, 2/1/2024, Leverage Factor at purchase date: 4 to 1
Texas, North East Independent School District, School Building, Series A, 5.0%, 8/1/2024 (g)	10,000,000	10,408,550
Trust: Texas, North East Independent School District, Series 2355, 144A, 61.05%, 8/1/2024, Leverage Factor at purchase date: 20 to 1
Texas, State Transportation Commission Revenue, First-Tier, 5.0%, 4/1/2026 (g)	12,500,000	12,958,750
Trust: Texas, State Transportation Commission Revenue, Series 2563, 144A, 73.88%, 4/1/2026, Leverage Factor at purchase date: 25 to 1

		47,334,651
Washington 4.7%
Washington, State General Obligation, Motor Vehicle Fuel Tax, Series B, 5.0%, 7/1/2024 (a) (g)	10,000,000	10,449,800
Trust: Washington, DFA Municipal Trust, Series 3003, 144A, 13.73%, 7/1/2024, Leverage Factor at purchase date: 4 to 1

Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.375%, 7/1/2015 (a) (g)	12,500,000	13,428,875
Trust: Washington, Energy Northwest Electric Revenue, RITES-PA-825, 144A, 8.51%, 7/1/2015, Leverage Factor at purchase date: 2 to 1

Washington, Energy Northwest Electric Revenue, Columbia Generating Station, Series A, 5.0%, 7/1/2024 (g)		10,000,000	10,353,360
Trust: Washington, Energy Northwest Electric Revenue, Series 2301, 144A, 16.8%, 7/1/2024, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series 2007A, 5.0%, 7/1/2023 (a) (g)		10,000,000	10,440,800
Trust: Washington, State General Obligation Series 2302, 144A, 15.72%, 7/1/2023, Leverage Factor at purchase date: 5 to 1
Washington, State General Obligation, Series A, 5.0%, 7/1/2025 (g)		10,000,000	10,397,750
Trust: Washington, State General Obligation, Series 2154, 144A, 61.05%, 7/1/2025, Leverage Factor at purchase date: 20 to 1
Washington, State Public Power Supply System, Nuclear Project No. 2, 5.4%, 7/1/2012		3,000,000	3,552,390

			58,622,975

Total Municipal Inverse Floating Rate Notes (Cost $311,419,396)			314,171,531
		% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,469,971,986) †		118.6	1,474,995,141
Other Assets and Liabilities, Net		(18.6)	(231,082,977)

Net Assets		100.0	1,243,912,164

For information on the Fund’s policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

*

Variable rate demand notes are securities whose interest rates are reset periodically at market levels. These securities are often payable on demand and are shown at their current rates as of August 31, 2008.

**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of August 31, 2008.

***		Partial interest paying security. The rate shown represents 95% of the original coupon rate.
†

The cost for federal income tax purposes was $1,469,085,035. At August 31, 2008, net unrealized appreciation for all securities based on tax cost was $5,910,106. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $44,222,873 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $38,312,767.

(a)		Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	2.5
American Capital Assurance	0.4
Assured Guaranty Corp.	0.3
Financial Guaranty Insurance Company	3.6
Financial Security Assurance, Inc.	6.2
MBIA Corp.	2.1
Radian Asset Assurance, Inc.	0.2
(b)		When-issued security.
(c)		Security incorporates a letter of credit from the bank listed.
(d)		All or a portion of these securities represent collateral held in connection with open interest rate swaps.

(e)

The Fund may purchase securities that are subject to legal or contractual restrictions on resale (“restricted securities”). Restricted securities are securities which have not been registered with the Securities and Exchange Commission under the Securities Act of 1933. The Fund may be unable to sell a restricted security and it may be more difficult to determine a market value for a restricted security. Moreover, if adverse market conditions were to develop during the period between the Fund’s decision to sell a restricted security and the point at which the Fund is permitted or able to sell such security, the Fund might obtain a price less favorable than the price that prevailed when it decided to sell. This investment practice, therefore, could have the effect of increasing the level of illiquidity of the Fund. The future value of this security is uncertain and there may be changes in the estimated value of this security.

Schedule of Restricted Security
Security	Acquisition Date	Acquisition Cost ($)	Value ($)	Value as a % of Net Assets
Vermont, Multi-Family Housing Revenue, Housing Finance Agency, Northgate Project, AMT, 144A, 8.25%, 6/15/2020	12/12/1989	745,610	760,205	0.1
(f)	Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.
(g)	Security forms part of the below tender option bond trust. Principal amount and value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

RITES: Residual Interest Tax Exempt Security
At August 31, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Appreciation/ (Depreciation) ($)

9/26/2008 9/26/2018	19,300,000[1]	Fixed — 4.145%	Floating — LIBOR	567,599
12/10/2008 12/10/2023	5,300,000[2]	Fixed — 5.06%	Floating — LIBOR	(207,007)
12/11/2008 12/10/2023	5,250,000[3]	Fixed — 5.048%	Floating — LIBOR	(198,140)
10/1/2008 4/1/2025	9,400,000[2]	Fixed — 4.662%	Floating — LIBOR	77,854
2/12/2008 2/12/2026	5,400,000[4]	Fixed — 5.006%	Floating — LIBOR	(165,441)
11/21/2008 11/21/2028	15,000,000[3]	Fixed — 4.854%	Floating — LIBOR	(132,066)
12/12/2008 12/12/2028	16,600,000[4]	Fixed — 5.214%	Floating — LIBOR	(928,041)
1/31/2008 1/31/2029	31,300,000[4]	Fixed — 5.116%	Floating — LIBOR	(1,353,975)
12/19/2008 12/19/2031	13,000,000[1]	Fixed — 5.185%	Floating — LIBOR	(690,274)
12/19/2008 12/19/2031	30,000,000[1]	Fixed — 5.195%	Floating — LIBOR	(1,614,135)
Total net unrealized depreciation on interest rate swaps	(4,643,626)

Counterparties:
1	The Goldman Sachs & Co.
2	Citigroup Global Markets, Inc.
3	Morgan Stanley Co., Inc.
4	JPMorgan Chase Securities, Inc.

LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

The following is a summary of the inputs used as of August 31, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	-	-
Level 2	$ 1,474,995,141	$ (4,643,626)
Level 3	-	-
Total	$ 1,474,995,141	$ (4,643,626)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Strategic High Yield Tax Free Fund, a series of DWS Municipal Trust

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	October 22, 2008

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        October 22, 2008